Basis of Preparation and Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands							12 Months Ended
	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)		Dec. 31, 2018 USD ($) Hours km	Dec. 31, 2018 CNY (¥) Hours km	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Feb. 28, 2019	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of Summary of Significant Accounting Policies [Line items]
Convenience translation exchange rate per US$1.00													6.6901
Estimated useful lives of the investment properties							30 years	30 years
Percentage of shareholder interest							7.70%	7.70%
Contract liabilities, current					¥ 185,914	[1]	$ 42,867		¥ 198,570	[1]					¥ 286,786
Contract liabilities, non-current					27,372	[1]	8,027		34,759	[1]					¥ 53,703
Other operating income							$ 30,663	¥ 205,143	532,117	[1]	¥ 117,954	[1]
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Contract liabilities, current					63,900				81,105		63,870
Contract liabilities, non-current					27,400				34,759		27,372
Decrease in provision for product warranty					(69,800)				(98,500)
Increases (decrease) in retained earnings									(13,300)
Increase (decrease) in non-controlling interests									(4,100)
Decrease in revenue									(24,600)		(21,600)
Decrease in selling, general and distribution expenses									(163,000)		(4,100)
Increase (decrease) in cost of sales									134,300		¥ (29,900)
Other operating income									(115,235)
Decrease in other operating income									(115,200)
Decrease in tax expense									¥ (26,000)
Decrease in intangible assets					(31,700)
Decrease in investment in associate and joint venture					(73,100)
Decrease in deferred tax assets					(26,000)
Increase in other receivables and prepayment					50,000
Decrease in trade and other payables					(170,000)
Increase (decrease) due to application of IFRS 15 [member] | Performance obligations [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Increases (decrease) in retained earnings					(68,200)
Increase (decrease) in non-controlling interests					(21,100)
IFRS 16 [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Right-of-use assets	$ 13,400													¥ 89,400
Lease liabilities	16,200													¥ 108,300
Decrease in prepayment	(300)	¥ (1,900)
Decrease in accrued expense	$ (3,100)	¥ (20,800)
IFRS9 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Decrease in carrying value of bills receivable			$ 20,500	¥ 137,300
Sale of Engines With Service Type Warranties [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Increases (decrease) in retained earnings					(16,300)
Increase (decrease) in non-controlling interests					¥ (5,000)
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term							15 years	15 years
Bottom of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period							12 months	12 months
Warranty mileage | km							50,000	50,000
Bottom of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period							12 months	12 months
Product warranty running hours | Hours							1,000	1,000
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease term							50 years	50 years
Top of range [member] | On-Road Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period							60 months	60 months
Warranty mileage | km							360,000	360,000
Top of range [member] | Other Applications Engines [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Warranty claim period							28 months	28 months
Product warranty running hours | Hours							3,500	3,500

[1]	Restated